Short-Term Borrowings and Long-term Debt (Narrative) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Short-Term Borrowings and Long-Term Debt [Abstract]
Trading Securities Pledged as Collateral	$ 133.9	$ 139.2